ING MUTUAL FUNDS

ING Diversified Emerging Markets Debt Fund

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated April 5, 2013

to the Funds’ current Prospectuses

Effective March 22, 2013, Jennifer Gorgoll is removed as portfolio manager from each of the Funds and Kurt Kringelis is added as portfolio manager for ING Emerging Markets Corporate Debt Fund.  The Funds’ Prospectuses are hereby revised as follows:

ING Diversified Emerging Markets Debt Fund

1.              The sub-section entitled “Portfolio Management” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Marcelo Assalin	Michael Mata
Portfolio Manager (since 11/12)	Portfolio Manager (since 11/12)

2.              The fourth paragraph of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC” of the Fund’s Prospectus is hereby deleted in its entirety.

ING Emerging Markets Corporate Debt Fund

3.              The sub-section entitled “Portfolio Management” of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Michael Hyman	Kurt Kringelis
Portfolio Manager (since 07/12)	Portfolio Manager (since 03/13)

4.              The third paragraph of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Kurt Kringelis, CFA, Portfolio Manager, joined ING IM in 1998 and is part of the credit team, specializing in investment-grade and high-yield securities. Prior to that, he was an associate portfolio manager with the high-yield group at Equitable Investment Services from 1995 to 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Diversified Emerging Markets Debt Fund

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 5, 2013

to the Funds’ current Statements of Additional Information (“SAIs”)

Effective March 22, 2013, Jennifer Gorgoll is removed as portfolio manager from the Funds and Kurt Kringelis is added as portfolio manager for ING Emerging Markets Corporate Debt Fund.  The Funds’ SAIs are hereby revised as follows:

ING Diversified Emerging Markets Debt Fund

1.                                      The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI are hereby revised to delete all information regarding Jennifer Gorgoll.

ING Emerging Markets Corporate Debt Fund

2.                                      The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAIs are hereby revised to delete all information regarding Jennifer Gorgoll and add the following.

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kurt Kringelis(1)	1	$10,963,441	0	$0	0	$0

(1)           As of December 31, 2012.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Kurt Kringelis(1)	None

(1)           As of December 31, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE